Significant Accounting Estimates and Judgements (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021 USD ($) m²
Significant Accounting Estimates and Judgements [Abstract]
Discount rate	3.24%	3.24%
Inflation rate	0.80%	0.80%
Description of land lessee agreement	The Group has entered into a land lease agreement (the “Phase III Land Lease Agreement”), dated as of 2 February 2020 (the “lease inception date”), by and between the Group and the Fujairah Oil Industry Zone (“FOIZ”) to lease an additional plot of land that has a total area of approximately 450,000 square meters (the “Phase III Land”) for a rent of UAE Dirhams 50 (USD 13.61) per square meter per annum with an escalation of 2% per annum		The Group has entered into a land lease agreement (the “Phase III Land Lease Agreement”), dated as of 2 February 2020 (the “lease inception date”), by and between the Group and the Fujairah Oil Industry Zone (“FOIZ”) to lease an additional plot of land that has a total area of approximately 450,000 square meters (the “Phase III Land”) for a rent of UAE Dirhams 50 (USD 13.61) per square meter per annum with an escalation of 2% per annum
Discount rate					3.24%
Inflation rate					0.80%
Total area of land (in Square Meters) | m²					450,000
Area rent (in Dollars) | $					$ 13.61
Escalation percentage					2.00%
Borrowing rate		9.50%	9.50%	9.50%